Supplement to the
Fidelity® Limited Term Municipal Income Fund
Class A, Class T, Class B and Class C
February 29, 2016
Prospectus

Effective May 2, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

Mark Sommer (co-manager) has managed the fund since January 2003.

Effective May 2, 2016, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since January 2003. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

ASTM-16-03 1.790659.133	May 2, 2016

Supplement to the
Fidelity® Limited Term Municipal Income Fund
Class I
February 29, 2016
Prospectus

Effective May 2, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

Mark Sommer (co-manager) has managed the fund since January 2003.

Effective May 2, 2016, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since January 2003. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

ASTMI-16-01 1.790658.124	May 2, 2016

Supplement to the
Fidelity® Limited Term Municipal Income Fund
February 29, 2016
Prospectus

Effective May 2, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

Mark Sommer (co-manager) has managed the fund since January 2003.

Effective May 2, 2016, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since January 2003. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

STM-16-01 1.478063.127	May 2, 2016

Supplement to the
Fidelity's Michigan Municipal Funds
February 29, 2016
Prospectus

Jamie Pagliocco no longer serves as portfolio manager Fidelity® Michigan Municipal Income Fund.

The following information replaces similar information for Fidelity® Michigan Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since May 2016.

Mark Sommer (co-manager) has managed the fund since May 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Michigan Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Michigan Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Michigan Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

MIS-MIF-16-01 1.475738.136	May 2, 2016

Supplement to the
Fidelity® Minnesota Municipal Income Fund
February 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

MNF-16-01 1.479537.123	May 2, 2016

Supplement to the
Fidelity® Municipal Income Fund
February 29, 2016
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) and Mark Sommer (co-manager) have managed the fund since June 2010.

The following information replaces the similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

HIY-16-01 1.840484.110	May 2, 2016

Supplement to the
Fidelity's Ohio Municipal Funds
February 29, 2016
Prospectus

Jamie Pagliocco no longer serves as portfolio manager of Fidelity® Ohio Municipal Income Fund.

The following information replaces similar information for Fidelity® Ohio Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since May 2016.

Mark Sommer (co-manager) has managed the fund since May 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Ohio Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Ohio Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Ohio Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

OFS-OFR-16-01 1.475823.135	May 2, 2016

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 29, 2016
Prospectus

The following information replaces similar information for Fidelity® Pennsylvania Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since May 2016.

Mark Sommer (co-manager) has managed the fund since June 2002.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Pennsylvania Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Pennsylvania Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Pennsylvania Municipal Income Fund, which he has managed since June 2002. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

PFR-16-01 1.479534.137	May 2, 2016